CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands		Common Stock	Treasury Stock	Additional Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Income (loss)	Unearned ESOP Shares	Total
Balance at Jun. 30, 2013		$ 64	$ (5)	$ 13,413	$ 65,315	$ (559)	$ (2,066)	$ 76,162
Increase (Decrease) in Shareholders' Equity
Net income					$ 3,639			3,639
Other comprehensive income						384		384
Transfers of securities from classified as held-to-maturity to available-for-sale						$ 28		28
Purchase of 1,800 and 99,070 shares of treasury stock for June 30, 2015 and June 30, 2014 respectively	[1]		$ (1)	$ (1,625)				$ (1,626)
Issuance of 12,600 shares of restricted stock	[2]
Stock-based compensation expense				$ 248				$ 248
Dividends	[3],[4]				$ (2,236)			(2,236)
ESOP shares earned	[3]			150	(13)		$ 245	382
Balance at Jun. 30, 2014		$ 64	$ (6)	12,186	66,705	$ (147)	$ (1,821)	76,981
Increase (Decrease) in Shareholders' Equity
Net income					$ 4,512			4,512
Other comprehensive income						$ 121		121
Purchase of 1,800 and 99,070 shares of treasury stock for June 30, 2015 and June 30, 2014 respectively	[5]			$ (35)				$ (35)
Issuance of 12,600 shares of restricted stock	[6]
Stock-based compensation expense				$ 278				$ 278
Common stock issued, 36,945 shares	[7]	$ 1		699				700
Dividends	[8],[9]			25	$ (2,267)			(2,242)
ESOP shares earned	[8]			201			$ 274	475
Balance at Jun. 30, 2015		$ 65	$ (6)	$ 13,354	$ 68,950	$ (26)	$ (1,547)	$ 80,790

[1]	The weighted average cost of treasury shares purchased during the year ended was $17.70 per share. Treasury stock repurchases were accounted for using the par value method.
[2]	On November 13, 2013, the Company granted 12,600 shares of restricted stock. The grant date fair value of these shares was $17.16.
[3]	Approximately $99 of cash dividends paid on shares in the ESOP was used as additional principal reduction on the ESOP debt, resulting in the release of approximately 8,000 additional shares. The portion of the dividend paid on allocated shares of approximately $13 was treated as a dividend. The remaining portion of the dividend payment and resulting release of approximately 7,000 shares was accounted for as additional compensation expense of approximately $63 for the year ended June 30, 2014.
[4]	Cash dividends declared on July 25, 2013 were paid on August 29, 2013. Cash dividends declared on October 24, 2013 were paid on November 21, 2013. Cash dividends declared on January 30, 2014 were paid on February 27, 2014. Cash dividends declared on April 24, 2014 were paid on May 22, 2014.
[5]	The weighted average cost of treasury shares purchased during the year ended was $19.81 per share. Treasury stock repurchases were accounted for using the par value method.
[6]	On January 25, 2015, the Company granted 12,600 shares of restricted stock. The grant date fair value of these shares was $20.01.
[7]	36,945 shares issued to Oconee MHC at approximately $18.95 per share for the acquisition of Stephens Federal Bank.
[8]	Approximately $99 of cash dividends paid on shares in the ESOP was used as additional principal reduction on the ESOP debt, resulting in the release of approximately 8,000 additional shares. The portion of the dividend paid on allocated shares of approximately $25 was treated as a dividend. The remaining portion of the dividend payment and resulting release of approximately 8,000 shares was accounted for as additional compensation expense of approximately $74 for the year ended June 30, 2015.
[9]	Cash dividends declared on July 24, 2014 were paid on August 21, 2014. Cash dividends declared on October 23, 2014 were paid on November 20, 2014. Cash dividends declared on January 29, 2015 were paid on February 26, 2015. Cash dividends declared on April 30, 2015 were paid on May 28, 2015.